Plan's Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligation	$ 470	$ 572
Fair value of plan assets	300	291
Defined Benefit Plan, Funded Status of Plan	170	281
Noncurrent liabilities	170	281
Accumulated other comprehensive income		2
Net amount recognized	170	279
Amounts recognized in accumulated comprehensive income consist of:
Unrecognized net gain	$ 0	$ 2